Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	WESTPAC BANKING CORP
Entity Central Index Key	0000719245
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2